INVESTMENT PROPERTY - Schedule of Reconciliation of the Carrying Amount (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule Of Reconciliation Of The Carrying Amount Abstract
Balance	$ 0
Balance	2,470,989
Acquisitions	2,379,879
Exchange differences	91,110
Change in fair value	$ 0